Warrant Liabilities and SoftBank Debt Financing (Tables)	12 Months Ended
Dec. 31, 2021
Class of Warrant or Right and Related Party Transactions [Abstract]
Outstanding warrants
Convertible related party liabilities, net consist of the following:

(Amounts in thousands)	December 31, 2021	December 31, 2020
Private Warrant Liability:
Private Warrant Liability at issuance	$17,879	$—
(Gain) loss from change in fair value of warrant liabilities	(2,332)	—
Total Private Warrant Liability, at fair value	15,547	—
SoftBank Debt Financing Warrant Liability (Note 11):
SoftBank Senior Unsecured Notes Warrant liability capitalized as deferred financing cost at issuance	568,877	568,877
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(58,495)	(288,674)
Less: Senior Unsecured Notes Warrant liability deferred financing cost adjustment	(934)	(934)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(474,521)	—
Less: Reclassification to Equity	(34,927)	—
Total SoftBank Senior Unsecured Notes Warrant Liability, at fair value	—	279,269
2020 LC Facility Warrant liability capitalized as deferred financing cost at issuance	284,440	284,440
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(29,243)	(144,335)
Less: 2020 LC Facility Warrant liability deferred financing cost adjustment	(466)	(466)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(237,265)	—
Less: Reclassification to Equity	(17,466)	—
Total LC Facility Warrant Liability, at fair Value	—	139,639
Total SoftBank Debt Financing Warrant Liability, at fair value	—	418,908
Total Warrant liabilities, net	$15,547	$418,908

As of December 31, 2021, outstanding warrants to acquire shares of the Company’s stock, excluding warrants held by SoftBank and SoftBank affiliates as discussed in Note 11 were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	4,495	$15.89	July 31, 2025
Class A Common Stock	23,873,292	$11.50	October 20, 2026
	23,877,787

As of December 31, 2021, outstanding warrants held by SoftBank and SoftBank affiliates were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	5,057,306	$0.02	December 27, 2024
Class A Common Stock	39,133,649	$0.01	October 20, 2031
Class A Common Stock	11,923,567	$0.01	December 6, 2031
	56,114,522

Gain (loss) from change in fair value
The Company recorded the following changes in fair value included in gain (loss) from change in fair value of warrant liabilities on the accompanying consolidated statements of operations:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
SoftBank Senior Unsecured Notes Warrant	$(230,179)	$288,674	$—
2020 LC Facility Warrant	(115,092)	144,335	—
Private Warrants	2,332	—	—
2019 Warrant	—	386,638	(217,466)
Amended 2018 Warrant	—	—	456,611
Total	$(342,939)	$819,647	$239,145